CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 414,634	$ 60,116	¥ 567,204
Restricted cash	42,109	6,105	62,528
Short-term investments	212,003	30,738	380,052
Accounts receivable, net (Allowance for credit losses of RMB 7,225 and RMB 16,762, respectively)	94,111	13,645	118,166
Advance to suppliers	32,738	4,747	59,437
Inventories, net	54,651	7,924	84,500
Amounts due from related parties	202	29	2,532
Prepaid expenses and other current assets (Allowance for credit losses of RMB 4,791 and RMB 14,510, respectively)	362,065	52,494	430,717
Total current assets	1,212,513	175,798	1,705,136
Non-current assets:
Property, equipment and software, net	168,928	24,492	12,842
Long-term Investments	414,325	60,071	381,401
Deferred tax assets	0	0	17,497
Operating lease right of use assets, net	231	34	5,420
Other non-current assets (Allowance for credit losses of RMB 488 and RMB 2,091, respectively)	96,414	13,979	227,674
Total non-current assets	679,898	98,576	644,834
Total assets	1,892,411	274,374	2,349,970
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiary of RMB 326,899 and RMB 399,285 as of December 31, 2021 and 2022, respectively)
Accounts payable	138,903	20,139	254,839
Deferred revenue	21,748	3,153	105,752
Incentive payables to members	207,331	30,060	265,612
Member management fees payable	11,087	1,607	15,570
Other payable and accrued liabilities	145,527	21,099	202,786
Amounts due to related parties	10,608	1,538	15,630
Operating lease liabilities - current	1,162	169	5,571
Total current liabilities	536,366	77,765	865,760
Non-current liabilities
Operating lease liabilities – non-current	145	21	3,123
Deferred tax liabilities	0	0	2,572
Total non-current liabilities	145	21	5,695
Total liabilities	536,511	77,786	871,455
Shareholders' equity
Ordinary shares (US$0.000005 par value 20,000,000,000 shares authorized as of December 31, 2021 and 2022; 1,208,831,222 Class A ordinary shares and 949,960,000 Class B ordinary shares issued as of December 31, 2021 and 2022; 1,196,575,392 and 1,068,437,352 Class A ordinary shares and 949,960,000 and 949,960,000 Class B ordinary shares outstanding as of December 31, 2021 and 2022, respectively)	70	10	70
Additional paid-in capital	7,333,144	1,063,206	7,342,344
Statutory reserve	16,078	2,331	14,019
Accumulated other comprehensive (loss)/income	63,113	9,151	(15,664)
Less: Treasury stock (12,255,830 and 140,393,870 shares as of December 31, 2021 and 2022, respectively)	(98,709)	(14,311)	(44,228)
Accumulated deficit	(5,958,666)	(863,925)	(5,818,645)
Total Yunji Inc. shareholders' equity	1,355,030	196,462	1,477,896
Non-controlling interests	870	126	619
Total shareholders' equity	1,355,900	196,588	1,478,515
Total liabilities and shareholders' equity	¥ 1,892,411	$ 274,374	¥ 2,349,970